Trade payables and others (Details) € in Thousands	Jun. 30, 2026 EUR (€) loan_agreement	Dec. 31, 2025 EUR (€)	Aug. 31, 2022 loan
Disclosure of trade payables and others [Line Items]
Suppliers (excluding payables related to capital expenditures)	€ 5,430	€ 7,475
Tax and employee-related payables	5,145	6,546
Other payables	694	1,021
Trade payables and others (excluding payables related to capital expenditures)	11,269	15,042
Payables related to capital expenditures	0	0
Payables and others	€ 11,269	€ 15,042
State guaranteed loan, Societe Generale and BNP Paribas
Disclosure of trade payables and others [Line Items]
Borrowing, number of loan agreement	2		2